Investment in Unconsolidated Entity - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jul. 05, 2018 USD ($)	Jun. 21, 2017 USD ($) Location board-member	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 29, 2018
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated entity			$ 3,760	$ 63,600
Proceeds from non-controlling interest for investment in unconsolidated entity			$ 752	$ 12,720
Carrier Enterprise I
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent		80.00%
Ownership percentage, by non-controlling owners		20.00%
Russell Sigler Inc
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired		34.90%	36.30%
Investment in unconsolidated entity	$ 3,760	$ 63,600
Contribution to investment in unconsolidated entity by controlling interest	3,008	50,880
Proceeds from non-controlling interest for investment in unconsolidated entity	$ 752	$ 12,720
Ownership percentage needed for right to purchase up to 100%		85.00%
Total number of board members | board-member		6
Number of board members that can be appointed based on ownership | board-member		2
Equity method investment, additional ownership interest acquired					1.40%
Russell Sigler Inc | Western United States
Schedule of Equity Method Investments [Line Items]
Number of locations | Location		30
Russell Sigler sales			$ 770,000